Contingent liabilities and contingent assets (Details) - GBP (£)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Transfer fees
Additional fees payable, first team squad	£ 72,212,000
Additional fees payable, other	13,748,000
Additional fees payable	85,960,000	£ 79,021,000	£ 60,211,000
Probable effect of contingent assets	1,314,000	£ 4,026,000	£ 4,046,000
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	26,956,000
Additional fees payable, other	12,888,000
Additional fees payable	39,844,000
International appearances
Transfer fees
Additional fees payable, first team squad	11,606,000
Additional fees payable, other	47,000
Additional fees payable	11,653,000
Other
Transfer fees
Additional fees payable, first team squad	33,650,000
Additional fees payable, other	813,000
Additional fees payable	£ 34,463,000